Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Supplement [Text Block]	fit8_SupplementTextBlock

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED JANUARY 15, 2013 TO THE PROSPECTUS FOR SEAFARER OVERSEAS GROWTH AND INCOME FUND (THE "FUND") DATED AUGUST 31, 2012.

Seafarer Capital Partners, LLC ("Seafarer"), the Fund's investment adviser, has voluntarily agreed to waive a portion of its management fee and waive and/or reimburse certain other Fund fees or expenses. This voluntary agreement is in addition to Seafarer’s contractual agreement to waive and/or reimburse the Fund’s fees or expenses as described in the Fund’s prospectus, which continues until August 31, 2013.

As a result, the following is hereby added to the end of footnote (2) to the table titled "Fees and Expenses of the Fund" in the Summary Section on page 2 of the prospectus, and is also hereby added as a new sixth paragraph under the section captioned "Management" on page 20 of the prospectus:

In addition to the Adviser's agreement to contractually waive and/or reimburse fees or expenses as described above, the Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund so that such fee is reduced to 0.75% of the Fund's average daily net assets. Further, after giving effect to this voluntary agreement to waive a portion of its management fee, the Adviser has also agreed to voluntarily waive and/or reimburse fees or expenses of the Fund in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.40% and 1.25% of the Fund's average daily net assets for the Investor and Institutional share classes, respectively. The Adviser intends to continue these voluntary arrangements through at least August 31, 2013 (the date the existing contractual agreement expires), at which point they may be extended further. However, the Adviser may reduce or terminate these voluntary arrangements at any time without notice.

Seafarer Overseas Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit8_SupplementTextBlock

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED JANUARY 15, 2013 TO THE PROSPECTUS FOR SEAFARER OVERSEAS GROWTH AND INCOME FUND (THE "FUND") DATED AUGUST 31, 2012.

Seafarer Capital Partners, LLC ("Seafarer"), the Fund's investment adviser, has voluntarily agreed to waive a portion of its management fee and waive and/or reimburse certain other Fund fees or expenses. This voluntary agreement is in addition to Seafarer’s contractual agreement to waive and/or reimburse the Fund’s fees or expenses as described in the Fund’s prospectus, which continues until August 31, 2013.

As a result, the following is hereby added to the end of footnote (2) to the table titled "Fees and Expenses of the Fund" in the Summary Section on page 2 of the prospectus, and is also hereby added as a new sixth paragraph under the section captioned "Management" on page 20 of the prospectus:

In addition to the Adviser's agreement to contractually waive and/or reimburse fees or expenses as described above, the Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund so that such fee is reduced to 0.75% of the Fund's average daily net assets. Further, after giving effect to this voluntary agreement to waive a portion of its management fee, the Adviser has also agreed to voluntarily waive and/or reimburse fees or expenses of the Fund in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.40% and 1.25% of the Fund's average daily net assets for the Investor and Institutional share classes, respectively. The Adviser intends to continue these voluntary arrangements through at least August 31, 2013 (the date the existing contractual agreement expires), at which point they may be extended further. However, the Adviser may reduce or terminate these voluntary arrangements at any time without notice.